Needham Aggressive Growth Fund
Schedule of Investments
March 31, 2023 (Unaudited)
			Fair
		Shares	Value
Common Stocks (99.1%)
Aerospace & Defense (2.3%)
Parsons Corp. (a)		77,500	$3,467,350
Biotechnology (0.2%)
Avrobio, Inc. (a)		30,000	30,000
G1 Therapeutics, Inc. (a)		70,000	187,600
			217,600
Building Products (0.6%)
Alpha Pro Tech, Ltd. (Canada) (a)		220,000	915,200
Jewett-Cameron Trading Co., Ltd. (a)		7,500	43,200
			958,400
Chemicals (4.5%)
Aspen Aerogels, Inc. (a)		370,350	2,759,107
Mativ Holdings, Inc.		130,000	2,791,100
Northern Technologies International Corp.		101,102	1,196,037
			6,746,244
Commercial Services & Supplies (3.2%)
ACV Auctions, Inc. - Class A (a)		86,500	1,116,715
Clean Harbors, Inc. (a)		26,000	3,706,560
			4,823,275
Communications Equipment (6.9%)
ADTRAN Holdings, Inc.		70,000	1,110,200
Cambium Networks Corp. (a)		71,400	1,265,208
EMCORE Corp. (a)		303,350	348,853
KVH Industries, Inc. (a)		658,750	7,496,575
			10,220,836
Construction & Engineering (0.6%)
Matrix Service Co. (a)		175,000	945,000
Construction Materials (1.8%)
Smith-Midland Corp. (a)		146,100	2,740,836
Distributors (0.9%)
Educational Development Corp. (a)(d)		450,000	1,323,000
Diversified Consumer Services (1.7%)
Bright Horizons Family Solutions, Inc. (a)		32,500	2,502,175
Electrical Equipment (8.2%)
Thermon Group Holdings, Inc. (a)		117,500	2,928,100
Vertiv Holdings Co.		220,000	3,148,200
Vicor Corp. (a)		132,000	6,196,080
			12,272,380
Electronic Equipment, Instruments & Components (5.3%)
Arlo Technologies, Inc. (a)		45,000	272,700
Benchmark Electronics, Inc.		4,900	116,081
nLight, Inc. (a)		148,800	1,514,784
VIA Optronics AG - ADR (Germany) (a)		130,000	351,000
Vishay Precision Group, Inc. (a)		135,500	5,658,480
			7,913,045
Entertainment (0.1%)
World Wrestling Entertainment, Inc. - Class A		2,250	205,335
Health Care Equipment & Supplies (1.7%)
LeMaitre Vascular, Inc.		20,500	1,055,135
Omnicell, Inc. (a)		2,900	170,143
Precision Optics Corp, Inc. (a)		198,500	1,337,890
			2,563,168
Health Care Providers & Services (2.2%)
Laboratory Corp. of America Holdings		12,300	2,821,866
Quest Diagnostics, Inc.		3,000	424,440
			3,246,306
Hotels, Restaurants & Leisure (0.8%)
Vacasa, Inc. - Class A (a)		1,250,000	1,202,750
Household Products (1.3%)
Oil-Dri Corp. of America		45,000	1,872,450
Insurance (1.4%)
Markel Corp. (a)		1,600	2,043,856
Interactive Media & Services (0.2%)
AcuityAds Holdings, Inc. (Canada) (a)		150,000	238,500
IT Services (4.1%)
Akamai Technologies, Inc. (a)(b)		14,500	1,135,350
Research Solutions, Inc. (a)		525,000	1,055,250
Unisys Corp. (a)		1,010,000	3,918,800
			6,109,400
Life Sciences Tools & Services (1.8%)
Bruker Corp.		22,500	1,773,900
CryoPort, Inc. (a)		37,500	900,000
			2,673,900
Machinery (0.2%)
Westinghouse Air Brake Technologies Corp.		3,000	303,180
Media (0.5%)
The Trade Desk, Inc. - Class A (a)		12,000	730,920
Oil, Gas & Consumable Fuels (2.6%)
Adams Resources & Energy, Inc.		100,000	3,842,000
Professional Services (1.6%)
CRA International, Inc.		22,000	2,372,040
Real Estate Investment Trusts (REITs) (1.3%)
American Tower Corp.		2,250	459,765
Equinix, Inc.		2,100	1,514,184
			1,973,949
Semiconductors & Semiconductor Equipment (25.4%)
ASML Holding NV (Netherlands)		2,500	1,701,775
AXT, Inc. (a)		125,000	497,500
Entegris, Inc.		62,500	5,125,625
FormFactor, Inc. (a)		30,000	955,500
MKS Instruments, Inc.		22,000	1,949,640
Nova, Ltd. (Israel) (a)		60,000	6,268,200
PDF Solutions, Inc. (a)(b)		345,000	14,628,000
Photronics, Inc. (a)		227,900	3,778,582
SiTime Corp. (a)		5,000	711,150
SkyWater Technology, Inc. (a)		7,500	85,350
Teradyne, Inc.		5,000	537,550
Veeco Instruments, Inc. (a)		75,000	1,584,750
			37,823,622
Software (6.2%)
Altair Engineering, Inc. - Class A (a)		26,000	1,874,860
American Software, Inc. - Class A		25,000	315,250
Arteris, Inc. (a)		50,000	211,500
Copperleaf Technologies, Inc. (Canada) (a)		75,000	305,216
ESI Group (France) (a)		65,000	5,357,453
GSE Systems, Inc. (a)(d)		1,500,000	1,042,500
Telos Corp. (a)		61,500	155,595
			9,262,374
Specialty Retail (2.0%)
CarMax, Inc. (a)		20,500	1,317,740
ThredUp, Inc. - Class A (a)		680,000	1,720,400
			3,038,140
Technology Hardware, Storage & Peripherals (8.3%)
Apple, Inc. (b)		26,000	4,287,400
Intevac, Inc. (a)		85,000	623,050
Super Micro Computer, Inc. (a)		70,000	7,458,500
			12,368,950
Textiles, Apparel & Luxury Goods (0.1%)
Allbirds, Inc. - Class A (a)		75,000	90,000
Trading Companies & Distributors (1.1%)
Transcat, Inc. (a)		17,500	1,564,325
Total Common Stocks
(Cost $107,893,773)			$147,655,306

Short-Term Investments (0.5%)
Money Market Fund (0.5%)
Dreyfus Treasury Securities Cash Management - Institutional Class, 4.43% (c)
Total Short-Term Investments
(Cost $719,456)		719,456	$719,456

Total Investments (99.6%)
(Cost $108,613,229)			148,374,762
Other Assets in Excess of Liabilities (0.4%)			550,096
Net Assets (100.0%)			$148,924,858

(a)	Non-income producing security.
(b)		Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,437,950.
(c)	Rate shown is the seven day yield as of March 31, 2023
(d)
Affiliated security. Needham Aggressive Growth Fund owned 5% or more of the voting securities of the following company during the three months ended March 31, 2023. As a result, this company is deemed to be an affiliate of Needham Aggressive Growth Fund as defined by the 1940 Act.

ADR	American Depositary Receipt
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows:

	Country	Long
	United States^	89.9%
	Israel	4.2%
	France	3.6%
	Netherlands	1.1%
	Canada	1.0%
	Germany	0.2%
	Total	100.0%
^	United States allocation includes Short-Term Investment-Money Market Fund of 0.5%